Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income (as percentage of gross shipping income for transportation that begins or ends in the United States)	50.00%
Number of years that the Partnership did not qualify for tax exemption	3 years
U.S. source gross transportation tax expense	$ 1,357	$ 1,300	$ 978